FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio - Level 3 of fair value hierarchy [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
The Group [member] | Financial assets at fair value through profit or loss, category [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
At 1 January	£ 2,721	£ 3,328
Exchange and other adjustments	(74)	82
Gains recognised in the income statement within other income	4	72
Purchases	686	1,002
Sales	(1,956)	(2,060)
Transfers into the level 3 portfolio	448	297
At 31 December	1,829	2,721
Gains recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	(76)
The Group [member] | Financial assets at fair value through other comprehensive income, category [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
At 1 January	53	302
Exchange and other adjustments	(3)	(2)
(Losses) gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	11	(5)
Purchases		2
Sales	(1)	(305)
Transfers into the level 3 portfolio		345
Transfers out of the level 3 portfolio		(284)
At 31 December	60	53
The Group [member] | Financial Assets, Excluding Derivatives [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
At 1 January	2,774	3,630
Exchange and other adjustments	(77)	80
Gains recognised in the income statement within other income	4	72
(Losses) gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	11	(5)
Purchases	686	1,004
Sales	(1,957)	(2,365)
Transfers into the level 3 portfolio	448	642
Transfers out of the level 3 portfolio		(284)
At 31 December	1,889	2,774
Gains recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	(76)
Discontinued operations [member] | Financial assets at fair value through profit or loss, category [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
At 1 January		8,501
Exchange and other adjustments		(17)
Gains recognised in the income statement within other income		27
Purchases		97
Sales		(270)
Transfers into the level 3 portfolio		230
Transfers out of the level 3 portfolio		(168)
Disposal of business		(8,400)
At 31 December
The Bank [member] | Financial assets at fair value through profit or loss, category [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
At 1 January	890	1,659
Exchange and other adjustments	(28)	79
Gains recognised in the income statement within other income		67
Purchases	101	247
Sales	(603)	(1,355)
Transfers into the level 3 portfolio	49	193
At 31 December	409	890
Gains recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	(28)
The Bank [member] | Financial assets at fair value through other comprehensive income, category [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
At 1 January		202
Exchange and other adjustments
(Losses) gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income		1
Sales		(9)
Transfers out of the level 3 portfolio		(194)
At 31 December
The Bank [member] | Financial Assets, Excluding Derivatives [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
At 1 January	890	1,861
Exchange and other adjustments	(28)	79
Gains recognised in the income statement within other income		67
(Losses) gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income		1
Purchases	101	247
Sales	(603)	(1,364)
Transfers into the level 3 portfolio	49	193
Transfers out of the level 3 portfolio		(194)
At 31 December	409	£ 890
Gains recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	£ (28)